Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,146,000
Previously Paid Amount	0.00
Total Fee Amount	572.56
Total Offset Amount	0.00
Net Fee	572.56
Narrative - Max Aggregate Offering Price	$ 4,146,000
Final Prospectus	true